Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Operating lease income	$ 3,389	$ 8,571
Variable lease income	827	0
Total operating lease income	$ 4,216	$ 8,571